22. Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	R$ (825,648)
Actuarial gains/(losses) for the year	(287,547)	R$ 472,266	R$ (36,366)
Other comprehensive loss, ending	(538,101)	(825,648)
Funded plan - G1
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	(165,085)
Actuarial gains/(losses) for the year	236,012
Other comprehensive loss, ending	70,927	(165,085)
Unfunded plan
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	(660,563)
Actuarial gains/(losses) for the year	51,535	(241,711)
Other comprehensive loss, ending	R$ (609,028)	R$ (660,563)